Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Company No. of shares (’000)
	2024	2023
Authorised and in issue at January, 1	52,766	53,887
Share repurchased and cancelled	(381)	(1,128)
Issued for share plan	11	7
Authorised and in issue at December, 31	52,396	52,766